UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6277

U.S. TREASURY RESERVES PORTFOLIO
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  AUGUST 31
Date of reporting period: AUGUST 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The ANNUAL Report to Stockholders is filed herewith.

U.S. Treasury Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S	August 31, 2003

	Principal
	Amount
Issuer	(000’s omitted)	Value

U.S. Treasury Bills — 100.0%

United States Treasury Bill:
due 9/04/03	$184,955	$184,941,465
due 9/11/03	90,027	90,004,865
due 9/18/03	140,000	139,937,808
due 9/25/03	130,160	130,075,031
due 10/02/03	168,321	168,163,794
due 10/09/03	275,000	274,745,084
due 10/16/03	40,000	39,941,266
due 10/23/03	50,000	49,935,722
due 11/20/03	45,690	45,595,389
due 11/28/03	50,000	49,880,833
due 1/02/04	75,000	74,765,958
due 1/22/04	100,000	99,624,625
due 1/29/04	36,000	35,855,250
due 2/05/04	25,000	24,889,882
due 2/26/04	50,000	49,745,361

		1,458,102,333

Total Investments,
at Amortized Cost	100.0%	1,458,102,333
Other Assets
Less Liabilities	0.0	247,042

Net Assets	100.0%	$1,458,349,375

See notes to financial statements

U.S. Treasury Reserves Portfolio
S T AT E M E N T O F A S S E T S A N D L I A B I L I T I E S

August 31, 2003

Assets:
Investments, at amortized cost and value (Note 1A)	$1,458,102,333
Cash	475,715

Total assets	1,458,578,048

Liabilities:
Management fees payable (Note 2)	107,300
Accrued expenses and other liabilities	121,373

Total liabilities	228,673

Net Assets	$1,458,349,375

Represented by:
Paid-in capital for beneficial interests	$1,458,349,375

See notes to financial statements

U.S. Treasury Reserves Portfolio
S T A T E M E N T O F O P E R AT I O N S

For the Year Ended August 31, 2003

Interest Income (Note 1B):		$23,414,582

Expenses
Management fees (Note 2)	$2,696,661
Custody and fund accounting fees	397,888
Legal fees	67,825
Trustees’ fees	42,505
Audit fees	16,015
Miscellaneous	44,165

Total expenses	3,265,059
Less: aggregate amounts waived by the Manager (Note 2)	(1,464,732)
Less: fees paid indirectly (Note 1D)	(411)

Net expenses		1,799,916

Net investment income		21,614,666
Net Realized Gain on Investments		345,124

Net Increase in Net Assets Resulting from Operations		$21,959,790

See notes to financial statements

U.S. Treasury Reserves Portfolio
S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S

	Year Ended August 31,

	2003	2002

Increase in Net Assets from Operations:
Net investment income	$21,614,666	$36,456,445
Net realized gain on investments	345,124	—

Net increase in net assets from operations	21,959,790	36,456,445

Capital Transactions:
Proceeds from contributions	7,288,135,094	7,437,576,345
Value of withdrawals	(7,804,910,366)	(6,908,038,868)

Net increase (decrease) in net assets from capital transactions	(516,775,272)	529,537,477

Net Increase (Decrease) in Net Assets	(494,815,482)	565,993,922

Net Assets:
Beginning of year	1,953,164,857	1,387,170,935

End of year	$1,458,349,375	$1,953,164,857

See notes to financial statements

U.S. Treasury Reserves Portfolio

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

1. Significant Accounting Policies U.S. Treasury Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio’s use of amortized cost is subject to the Portfolio’s compliance with certain conditions as specified under the 1940 Act.

     B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

     C. Federal Income Taxes The Portfolio’s policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. Management Fees The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

     The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.15% of the Funds’ average daily net assets. The management fee amounted to $2,696,661 of which $1,464,732 was voluntarily waived for the year ended August 31, 2003. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its

U.S. Treasury Reserves Portfolio

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Continued)

affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions Purchases, maturities and sales of U.S. Treasury obligations, aggregated $17,986,161,304 and $18,502,718,161, respectively, for the year ended August 31, 2003.

4. Trustee Retirement Plan The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement ben-efit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Portfolio’s allocable share of the expenses of the Plan for the year ended August 31, 2003 and the related liability at August 31, 2003 was not material.

U.S. Treasury Reserves Portfolio
F I N A N C I A L H I G H L I G H T S

	Year Ended August 31,

	2003	2002	2001	2000	1999

Ratios/Supplemental Data:
Net Assets, end of year
(000’s omitted)	$1,458,349	$1,953,165	$1,387,171	$1,324,688	$1,188,627
Ratio of expenses to
average net assets	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income
to average net assets	1.22%	2.00%	5.13%	5.41%	4.55%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the years indi-
cated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

Ratios:
Expenses to average net assets	0.18%	0.20%	0.23%	0.23%	0.23%
Net investment income to
average net assets	1.14%	1.90%	5.00%	5.28%	4.42%

See notes to financial statements

U.S. Treasury Reserves Portfolio

I N D E P E N D E N T   A U D I TO R S ’   R E P O RT

To the Trustees and Investors of
U.S. Treasury Reserves Portfolio:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of U.S. Treasury Reserves Portfolio (a New York Trust) as of August 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The finan-cial highlights for each of the years in the two year period ended August 31, 2000 were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Treasury Reserves Portfolio as of August 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended, in conformity with accounting principles generally accepted in the United States of America.

New York, New York
October 13, 2003

U.S. Treasury Reserves Portfolio

A D D I T I O N A L   I N F O R M AT I O N   (Unaudited)

Information about the Trustees and Officers of the Portfolio can be found on pages 13 through 18 of this report.

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees of the registrant has determined that Mr. Stephen
         Randolph Gross, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to
         Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Gross as the Audit Committee's financial expert. Mr.
         Gross is an "independent" Trustee pursuant to paragraph (a)(2) of Item
         3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
         MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a)    The registrant's principal executive officer and principal financial officer have concluded that the registrant's
                disclosure controls and procedures (as defined in Rule 30a- 3(c)
                under the Investment Company Act of 1940, as amended (the "1940
                Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940
                Act and 15d-15(b) under the Securities Exchange Act of 1934

         (b)    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
                Act) that occurred during the registrant's last fiscal half-year
                (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over
                financial reporting.

ITEM 10. EXHIBITS.

         (a) (1) Code of Ethics attached hereto.

         (a) (2) Attached hereto.

         Exhibit 99.CERT          Certifications pursuant to section 302 of the
                                  Sarbanes-Oxley Act of 2002

         (b) Furnished
         Exhibit 99.906CERT       Certifications pursuant to Section 906 of the
                                  Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

U.S. TREASURY RESERVES PORTFOLIO

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      U.S. TREASURY RESERVES PORTFOLIO

Date: OCTOBER 14, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      U.S. TREASURY RESERVES PORTFOLIO

Date: OCTOBER 14, 2003

By:   /s/ LEWIS E. DAIDONE
      Chief Administrative Officer of
      U.S. TREASURY RESERVES PORTFOLIO

Date:    OCTOBER 14, 2003